Financial instruments	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Financial instruments	Financial instruments
(a)Fair value of financial instruments

December 31, 2022	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,344,207	$1,344,207	$1,270,138	$—	$74,083
Development loans and other receivables	53,680	50,300	—	50,300	—
Derivative instruments:
Energy contracts not designated as cash flow hedge	393	393	—	—	393
Interest rate swap designated as a hedge	69,188	69,188	—	69,188	—
Interest rate cap not designated as a hedge	2,659	2,659	—	2,659	—
Congestion revenue rights not designated as a cash flow hedge	10,110	10,110	—	—	10,110
Cross currency swap designated as a net investment hedge	1,267	1,267	—	1,267	—
Commodity contracts for regulated operations	283	283	—	283	—
Total derivative instruments	83,900	83,900	—	73,397	10,503
Total financial assets	$1,481,787	$1,478,407	$1,270,138	$123,697	$84,586
Long-term debt	$7,512,017	$6,699,031	$2,623,628	$4,075,403	$—
Notes payable to related party	25,808	15,180	—	15,180	—
Convertible debentures	245	276	276	—	—
Preferred shares, Series C	12,072	11,675	—	11,675	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	120,284	120,284	—	—	120,284
Energy contracts not designated as a cash flow hedge	8,617	8,617	—	—	8,617
Cross-currency swap designated as a net investment hedge	24,371	24,371	—	24,371	—
Cross currency swap designated as a cash flow hedge	15,435	15,435	—	15,435	—
Commodity contracts for regulated operations	1,614	1,614	—	1,614	—
Total derivative instruments	170,321	170,321	—	41,420	128,901
Total financial liabilities	$7,720,463	$6,896,483	$2,623,904	$4,143,678	$128,901
24.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2021	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$1,848,456	$1,848,456	$1,753,210	$—	$95,246
Development loans and other receivables	32,261	33,286	—	33,286	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	15,362	15,362	—	—	15,362
Interest rate swap designated as a hedge	1,581	1,581	—	1,581	—
Cross-currency swap designated as a net investment hedge	1,958	1,958	—	1,958	—
Commodity contracts for regulated operations	1,721	1,721	—	1,721	—
Total derivative instruments	20,622	20,622	—	5,260	15,362
Total financial assets	$1,901,339	$1,902,364	$1,753,210	$38,546	$110,608
Long-term debt	$6,211,375	$6,543,933	$2,418,580	$4,125,352	$—
Notes payable to related party	25,808	25,808	—	25,808	—
Convertible debentures	277	519	519	—	—
Preferred shares, Series C	13,348	14,580	—	14,580	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	60,462	60,462	—	—	60,462
Energy contracts not designated as a cash flow hedge	1,169	1,169	—	—	1,169
Cross-currency swap designated as a net investment hedge	50,258	50,258	—	50,258	—
Interest rate swaps designated as a hedge	7,008	7,008	—	7,008	—
Commodity contracts for regulated operations	1,348	1,348	—	1,348	—
Total derivative instruments	120,245	120,245	—	58,614	61,631
Total financial liabilities	$6,371,053	$6,705,085	$2,419,099	$4,224,354	$61,631
The Company has determined that the carrying value of its short-term financial assets and liabilities approximates fair value as of December 31, 2022 and 2021 due to the short-term maturity of these instruments.
24.Financial instruments (continued)
(a)Fair value of financial instruments (continued)
The fair value of the investment in Atlantica (level 1) is measured at the closing price on the NASDAQ stock exchange.
The fair value of development loans and other receivables (level 2) is determined using a discounted cash flow method, using estimated current market rates for similar instruments adjusted for estimated credit risk as determined by management.
The Company’s level 1 fair value of long-term debt is measured at the closing price on the NYSE and the Canadian over-the-counter closing price. The Company’s level 2 fair value of long-term debt at fixed interest rates, notes payable to related party and preferred shares Series C has been determined using a discounted cash flow method and current interest rates. The Company's level 2 fair value of convertible debentures has been determined as the greater of their face value and the quoted value of AQN's common shares on a converted basis.
The Company’s level 2 fair value derivative instruments primarily consist of swaps, options, rights, caps, subscription agreements and forward physical derivatives where market data for pricing inputs are observable. Level 2 pricing inputs are obtained from various market indices and utilize discounting based on quoted interest rate curves, which are observable in the marketplace.
The Company’s level 3 instruments consist of energy contracts for electricity sales, congestion revenue rights ("CRRs") and the fair value of the Company's investment in AYES Canada. The significant unobservable inputs used in the fair value measurement of energy contracts are the internally developed forward market prices ranging from $23.32 to $109.91 with a weighted average of $44.76 as of December 31, 2022. The weighted average forward market prices are developed based on the quantity of energy expected to be sold monthly and the expected forward price during that month. The change in the fair value of the energy contracts is detailed in notes 24(b)(ii) and 24(b)(iv). The significant unobservable inputs used in the fair value measurement of CRRs are recent CRR auction prices ranging from $nil to $23.20 with a weighted average of $7.83 as at December 31, 2022. The fair value of the investment in AYES Canada is determined using a discounted cash flow approach combined with a binomial tree approach. The significant unobservable inputs used in the fair value measurement of the Company's AYES Canada investment are the expected cash flows, the discount rates applied to these cash flows ranging from 8.00% to 8.50% with a weighted average of 8.34%, and the expected volatility of Atlantica's share price ranging from 26.99% to 34.89% as of December 31, 2022. Significant increases (decreases) in expected cash flows or increases (decreases) in discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement.
(b)Derivative instruments
Derivative instruments are recognized on the consolidated balance sheets as either assets or liabilities and measured at fair value at each reporting period.
(i)Commodity derivatives – regulated accounting
The Company uses derivative financial instruments to reduce the cash flow variability associated with the purchase price for a portion of future natural gas purchases associated with its regulated natural gas and electric service territories. The Company’s strategy is to minimize fluctuations in natural gas sale prices to regulated customers.
The following are commodity volumes, in dekatherms (“dths”), associated with the above derivative contracts:

2022
Financial contracts: Swaps	1,687,217
Options	35,824
1,723,041
24.Financial instruments (continued)
(b)Derivative instruments (continued)
(i)Commodity derivatives – regulated accounting (continued)
The accounting for these derivative instruments is subject to guidance for rate regulated enterprises. Therefore, the fair value of these derivatives is recorded as current or long-term assets and liabilities, with offsetting positions recorded as regulatory assets and regulatory liabilities in the consolidated balance sheets. Most of the gains or losses on the settlement of these contracts are included in the calculation of the fuel and commodity costs adjustments (note 7(a)). As a result, the changes in fair value of these natural gas derivative contracts and their offsetting adjustment to regulatory assets and liabilities had no earnings impact.

(ii)Cash flow hedges
The Company reduces the price risk on the expected future sale of power generation by entering into the following long-term energy derivative contracts. Upon the acquisition of the Sugar Creek Wind Facility in 2021 (note 3(f)), the Company redesignated a long-term energy derivative contract to mitigate the price risk on the expected future sale of power generation. The fair value of the derivative on the redesignation date will be amortized into earnings over the remaining life of the contract.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
4,059,905	September 2030	$24.54	Illinois Hub
413,620	December 2028	$29.15	PJM Western HUB
1,977,766	December 2027	$22.05	NI HUB
1,665,318	December 2027	$36.46	ERCORT North HUB

The Company is party to two interest rate swap contracts as cash flow hedges to mitigate the risk that interest rates will increase over the life of certain term loan facilities. Under the terms of the interest rate swap contracts, the Company has fixed its interest rate expense on such term loan facilities. The fair value of the derivative on the designation date is amortized into earnings over the remaining life of the contract.
The Company is party to a forward-starting interest rate swap in order to reduce the interest rate risk related to the quarterly interest payments between July 1, 2024 and July 1, 2029 on the $350,000 subordinated unsecured notes. The Company designated the entire notional amount of the pay-variable and receive-fixed interest rate swaps as a hedge of the future quarterly variable-rate interest payments associated with the subordinated unsecured notes.
In January 2022, the Company entered into a cross-currency interest rate swap, coterminous with the Canadian Notes, to effectively convert the C$400,000 Canadian Offering into U.S. dollars. The change in the carrying amount of the Canadian Notes due to changes in spot exchange rates is recognized each period in the consolidated statements of operations as loss (gain) on foreign exchange. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap as a hedge of the foreign currency exposure related to cash flows for the interest and principal repayments on the Canadian Notes. An offsetting portion of the AOCI balance related to changes in fair value of the cross-currency fixed-for-fixed interest rate swap attributable to changes in the spot exchange rates is also immediately reclassified into the consolidated statements of operations as an offsetting (gain) loss on foreign exchange.
24.Financial instruments (continued)
(b)Derivative instruments (continued)
(ii)Cash flow hedges (continued)
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2022	2021
Effective portion of cash flow hedge	$(128,838)	$(97,103)
Amortization of cash flow hedge	(12,180)	(2,132)
Amounts reclassified from AOCI	46,723	44,904
OCI attributable to shareholders of AQN	$(94,295)	$(54,331)
The Company expects $32,467 of unrealized losses currently in AOCI to be reclassified, net of taxes into non-regulated energy sales, investment loss, interest expense and derivative gains, respectively, within the next 12 months, as the underlying hedged transactions settle.
(iii)Foreign exchange hedge of net investment in foreign operation
The functional currency of most of AQN's operations is the U.S. dollar. The Company designates obligations denominated in Canadian dollars as a hedge of the foreign currency exposure of its net investment in its Canadian investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency gain of $2,262 for the year ended December 31, 2022 (2021 - loss of $168) was recorded in OCI.
On May 23, 2019, the Company entered into a cross-currency swap, coterminous with the subordinated unsecured notes issued on such date, to effectively convert the $350,000 U.S. dollar denominated offering into Canadian dollars. The change in the carrying amount of the notes due to changes in spot exchange rates is recognized each period in the consolidated statements of operations as loss (gain) on foreign exchange. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap as a hedge of the foreign currency exposure related to cash flows for the interest and principal repayments on the notes. Upon the change in functional currency of AQN to the U.S. dollar on January 1, 2020, this hedge was dedesignated. The OCI related to this hedge will be amortized into earnings in the period that future interest payments affect earnings over the remaining life of the original hedge. The Company redesignated this swap as a hedge of AQN's net investment in its Canadian subsidiaries.
The related foreign currency transaction gain or loss designated as a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. The fair value of the derivative on the redesignation date will be amortized over the remaining life of the original hedge. A foreign currency gain of $22,091 for the year ended December 31, 2022 (2021 - loss of $4,232 was recorded in OCI).
Canadian operations
The Company is exposed to currency fluctuations from its Canadian-based operations. AQN manages this risk primarily through the use of natural hedges by using Canadian long-term debt to finance its Canadian operations and a combination of foreign exchange forward contracts and spot purchases.
The Company’s Canadian operations are determined to have the Canadian dollar as their functional currency and are exposed to currency fluctuations from their U.S. dollar transactions. The Company designates obligations denominated in U.S. dollars as a hedge of the foreign currency exposure of its net investment in its U.S. investments and subsidiaries. The related foreign currency transaction gain or loss designated as, and effective as, a hedge of the net investment in a foreign operation is reported in the same manner as the translation adjustment (in OCI) related to the net investment. A foreign currency loss of $18,561 for the year ended December 31, 2022 (2021 - gain of $1,595) was recorded in OCI.
24.Financial instruments (continued)
(b)Derivative instruments (continued)
(iii)Foreign exchange hedge of net investment in foreign operation (continued)
Canadian operations (continued)
The Company is party to C$300,000 (December 31, 2021 - $500,000) fixed-for-fixed cross-currency cross currency swaps to effectively convert Canadian dollar debentures into U.S. dollars. In February 2022, the Company settled the cross-currency swap related to its C$200,000 (2021 - C$150,000) debenture that was repaid. The Company designated the entire notional amount of the cross-currency fixed-for-fixed interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Renewable Energy Group's U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A loss of $11,082 for the year ended December 31, 2022 (2021 - gain of $7,824) was recorded in OCI.
On April 9, 2021, the Renewable Energy Group entered into a fixed-for-fixed cross-currency interest rate swap, coterminous with the senior unsecured debentures issued on such date (note 9(g)), to effectively convert the C$400,000 Canadian-dollar-denominated offering into U.S. dollars. The Renewable Energy Group designated the entire notional amount of the fixed-for-fixed cross-currency interest rate swap and related short-term U.S. dollar payables created by the monthly accruals of the swap settlement as a hedge of the foreign currency exposure of its net investment in the Renewable Energy Group's U.S. operations. The gain or loss related to the fair value changes of the swap and the related foreign currency gains and losses on the U.S. dollar accruals that are designated as, and are effective as, a hedge of the net investment in a foreign operation are reported in the same manner as the translation adjustment (in OCI) related to the net investment. A loss of $13,374 for the year ended December 31, 2022 (2021 - loss of $1,925) was recorded in OCI.
Chilean operations
The Company is exposed to currency fluctuations from its Chilean-based operations. The Company's Chilean operations are determined to have the Chilean peso as their functional currency. Chilean long-term debt used to finance the operations is denominated in Chilean Unidad de Fomento.
(iv)Other derivatives and risk management
In the normal course of business, the Company is exposed to financial risks that potentially impact its operating results. The Company employs risk management strategies with a view to mitigating these risks to the extent possible on a cost-effective basis. Derivative financial instruments are used to manage certain exposures to fluctuations in exchange rates, interest rates and commodity prices. The Company does not enter into derivative financial agreements for speculative purposes. For derivatives that are not designated as hedges, the changes in the fair value are immediately recognized in earnings.

The Company mitigates the volatility of energy congestion charges at the ERCOT transmission grid by entering into CRRs, which as of December 31, 2022 had notional quantity of 1,328,510 MW-hours at prices ranging from $1.58 per MW-hr to $19.06 per MW-hr with a weighted average of $7.80 per MW-hr for January 2023 to April 2025. These CRRs are not designated as an accounting hedge.
On December 17, 2022, the Company entered into an interest rate cap agreement in the amount of $390,000 for the period between January 15, 2023 and January 15, 2024. The Company was party to an interest rate swap to mitigate the interest rate risk related to debt at its Blue Hill Wind Facility. The contract was novated upon the sale of the Blue Hill Wind Facility. The loss recognized on the derivative was recorded as a reduction of the gain on sale of renewable assets on the consolidated statements of operations (note 3(a)).
24.Financial instruments (continued)
(b)Derivative instruments (continued)
(iv)Other derivatives and risk management (continued)
The Company mitigates the price risk on the expected future sale of power generation of one of its solar facilities through a long-term energy derivative contract with a notional quantity of 516,202 MW-hours, a price of $25.15 per MW-hr and expiring in August 2030 as an economic hedge to the price of energy sales. The derivative contract is not designated as an accounting hedge.
During 2021, the Company executed on currency forward contracts to manage the currency exposure to the Canadian dollar shares issuance (note 13(a)). A foreign currency gain of $2,329 was recorded in 2021 as a result of the settlement.
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2022	2021
Unrealized gain (loss) on derivative financial instruments:
Energy derivative contracts	$(945)	$(5,353)
Commodity contracts	185	—
Total unrealized loss on derivative financial instruments	$(760)	$(5,353)
Realized gain (loss) on derivative financial instruments:
Energy derivative contracts	$6,939	$(108)
Currency forward contract	—	2,329
Interest rate swaps	(7,185)	—
Total realized gain (loss) on derivative financial instruments	$(246)	$2,221
Loss on derivative financial instruments not accounted for as hedges	(1,006)	(3,132)
Amortization of AOCI gains frozen as a result of hedge dedesignation	3,465	3,712
	$2,459	$580
Consolidated statements of operations classification:
Gain on derivative financial instruments	$4,408	$4,403
Gain on foreign exchange	—	2,329
Renewable energy sales	5,236	(6,152)
Reduction to gain on sale of renewable assets	(7,185)	—
	$2,459	$580
24.Financial instruments (continued)
(c)Risk management (continued)
In addition to the risk management strategies described above, the Company manages exposure to risks arising from financial instruments, including credit risk and liquidity risk.
Credit risk
Credit risk is the risk of an unexpected loss if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company’s financial instruments that are exposed to concentrations of credit risk are primarily cash and cash equivalents, accounts receivable, notes receivable and derivative instruments. The Company limits its exposure to credit risk with respect to cash equivalents by ensuring available cash is deposited with its senior lenders, all of which have a credit rating of A or better. The Company does not consider the risk associated with the accounts receivable to be significant as the majority of revenue from power generation is earned from large utility customers having a credit rating of Baa2 or better by Moody's, or BBB or higher by S&P, or BBB or higher by DBRS. Revenue is generally invoiced and collected within 45 days.
The remaining revenue is primarily earned by the Regulated Services Group, which consists of electric, water distribution and wastewater, and natural gas utilities in the United States, Canada, Bermuda and Chile. In this regard, the credit risk related to Regulated Services Group accounts receivable balances of $404,258 is spread over hundreds of thousands of customers. The Company has processes in place to monitor and evaluate this risk on an ongoing basis including background credit checks and security deposits from new customers. In addition, most of the Regulators of the Regulated Services Group allow for a reasonable bad debt expense to be incorporated in the rates and therefore recovered from rate payers.
As of December 31, 2022, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

2022
Cash and cash equivalents and restricted cash	$101,185
Accounts receivable	552,914
Allowance for doubtful accounts	(24,857)
Notes receivable	53,680
$682,922
In addition, the Company monitors the creditworthiness of the counterparties to its foreign exchange, interest rate, and energy derivative contracts and assesses each counterparty’s ability to perform on the transactions set forth in the contracts. The counterparties consist primarily of financial institutions. This concentration of counterparties may impact the Company’s overall exposure to credit risk, either positively or negatively, in that the counterparties may be similarly affected by changes in economic, regulatory or other conditions.
Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity risk is to take steps to ensure, to the extent possible, that it will have sufficient liquidity to meet liabilities when due. As of December 31, 2022, in addition to cash on hand of $57,623, the Company had $2,288,765 available to be drawn on its revolving and term credit facilities. Each of the Company’s revolving credit facilities contain covenants that may limit amounts available to be drawn.
24.Financial instruments (continued)
(c)Risk management (continued)
Liquidity risk (continued)
The Company’s liabilities mature as follows:

	Due less than 1 year	Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$1,128,660	$404,633	$1,984,855	$4,019,166	$7,537,314
Interest on long-term debt	310,863	447,227	386,560	3,936,205	5,080,855
Purchase obligations	741,888	—	—	—	741,888
Environmental obligation	9,326	18,084	1,915	19,021	48,346
Advances in aid of construction	1,554	—	—	86,992	88,546
Derivative financial instruments:
Cross-currency swap	3,205	5,541	6,279	24,781	39,806
Energy derivative and commodity contracts	29,286	49,865	29,896	21,468	130,515
Contract adjustment payments on Green Equity Units	76,208	37,668	—	—	113,876
Other obligations	37,209	6,392	5,080	271,962	320,643
Total obligations	$2,338,199	$969,410	$2,414,585	$8,379,595	$14,101,789